UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INVESTMENT TRUST

LEGG MASON PARTNERS
S&P 500 INDEX FUND

FORM N-Q
MARCH 31, 2006

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited)		March 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.2%
2,553	Cooper Tire & Rubber Co.	$36,610
7,369	Goodyear Tire & Rubber Co. *	106,703
8,085	Johnson Controls Inc.	613,894

	Total Auto Components	757,207

Automobiles — 0.3%
77,620	Ford Motor Co.	617,855
23,547	General Motors Corp.	500,845
11,347	Harley-Davidson Inc.	588,682

	Total Automobiles	1,707,382

Distributors — 0.1%
7,199	Genuine Parts Co.	315,532

Diversified Consumer Services — 0.1%
5,855	Apollo Group Inc., Class A Shares *	307,446
13,642	H&R Block Inc.	295,349

	Total Diversified Consumer Services	602,795

Hotels, Restaurants & Leisure — 1.5%
18,148	Carnival Corp.	859,671
5,476	Darden Restaurants Inc.	224,680
7,665	Harrah's Entertainment Inc.	597,563
13,664	Hilton Hotels Corp.	347,885
14,040	International Game Technology	494,489
6,754	Marriott International Inc., Class A Shares	463,324
52,324	McDonald’s Corp.	1,797,853
31,784	Starbucks Corp. *	1,196,350
8,987	Starwood Hotels & Resorts Worldwide Inc.	608,690
4,760	Wendy's International Inc.	295,406
11,486	Yum! Brands Inc.	561,206

	Total Hotels, Restaurants & Leisure	7,447,117

Household Durables — 0.7%
3,218	Black & Decker Corp.	279,612
5,112	Centex Corp.	316,893
11,318	D.R. Horton Inc.	375,984
6,094	Fortune Brands Inc.	491,359
2,734	Harman International Industries Inc.	303,829
3,201	KB HOME	208,001
7,594	Leggett & Platt Inc.	185,066
5,707	Lennar Corp., Class A Shares	344,589
3,350	Maytag Corp.	71,455
11,429	Newell Rubbermaid Inc.	287,897
8,909	Pulte Homes Inc.	342,284
2,427	Snap-on Inc.	92,517
3,017	Stanley Works	152,841
2,840	Whirlpool Corp.	259,775

	Total Household Durables	3,712,102

Internet & Catalog Retail — 0.5%
12,847	Amazon.com Inc. *	469,044
48,139	eBay Inc. *	1,880,309

	Total Internet & Catalog Retail	2,349,353

Leisure Equipment & Products — 0.2%
3,957	Brunswick Corp.	153,769
11,958	Eastman Kodak Co.	340,086
7,412	Hasbro Inc.	156,393
16,186	Mattel Inc.	293,452

	Total Leisure Equipment & Products	943,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Media — 3.1%
32,174	CBS Corp., Class B Shares	$771,533
21,520	Clear Channel Communications Inc.	624,295
89,049	Comcast Corp., Class A Shares *	2,329,522
2,458	Dow Jones & Co. Inc.	96,599
3,542	E.W. Scripps Co., Class A Shares	158,363
9,913	Gannett Co. Inc.	593,987
18,303	Interpublic Group of Cos. Inc. *	174,977
2,789	Knight-Ridder Inc.	176,293
15,289	McGraw-Hill Cos. Inc.	880,952
1,706	Meredith Corp.	95,178
6,045	New York Times Co., Class A Shares	152,999
99,952	News Corp., Class A Shares	1,660,203
7,445	Omnicom Group Inc.	619,796
187,669	Time Warner Inc.	3,150,962
10,901	Tribune Co.	299,014
9,309	Univision Communications Inc., Class A Shares *	320,881
32,177	Viacom Inc., Class B Shares *	1,248,468
80,188	Walt Disney Co.	2,236,443

	Total Media	15,590,465

Multiline Retail — 1.1%
4,744	Big Lots Inc. *	66,226
2,565	Dillard’s Inc., Class A Shares	66,793
13,183	Dollar General Corp.	232,944
6,466	Family Dollar Stores Inc.	171,996
11,335	Federated Department Stores Inc.	827,455
9,603	J.C. Penney Co. Inc.	580,117
14,355	Kohl’s Corp. *	760,959
9,019	Nordstrom Inc.	353,364
4,156	Sears Holdings Corp. *	549,589
36,608	Target Corp.	1,903,982

	Total Multiline Retail	5,513,425

Specialty Retail — 2.2%
7,542	AutoNation Inc. *	162,530
2,300	AutoZone Inc. *	229,287
11,678	Bed Bath & Beyond Inc. *	448,435
16,973	Best Buy Co. Inc.	949,300
6,339	Circuit City Stores Inc.	155,179
23,794	Gap Inc.	444,472
88,453	Home Depot Inc.	3,741,562
14,501	Limited Brands Inc.	354,694
32,558	Lowe’s Cos. Inc.	2,098,038
12,312	Office Depot Inc. *	458,499
2,951	OfficeMax Inc.	89,032
5,606	RadioShack Corp.	107,803
4,583	Sherwin-Williams Co.	226,584
30,341	Staples Inc.	774,302
5,923	Tiffany & Co.	222,349
19,182	TJX Cos. Inc.	476,097

	Total Specialty Retail	10,938,163

Textiles, Apparel & Luxury Goods — 0.4%
15,962	Coach Inc. *	551,966
4,755	Jones Apparel Group Inc.	168,185
4,408	Liz Claiborne Inc.	180,640
7,881	NIKE Inc., Class B Shares	670,673
3,669	V.F. Corp.	208,766

	Total Textiles, Apparel & Luxury Goods	1,780,230

	TOTAL CONSUMER DISCRETIONARY	51,657,471

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

CONSUMER STAPLES — 9.2%
Beverages — 2.0%
32,326	Anheuser-Busch Cos. Inc.	$1,382,583
3,463	Brown-Forman Corp., Class B Shares	266,547
85,837	Coca-Cola Co.	3,593,995
12,634	Coca-Cola Enterprises Inc.	256,976
8,209	Constellation Brands Inc., Class A Shares *	205,635
2,390	Molson Coors Brewing Co., Class B Shares	164,002
5,630	Pepsi Bottling Group Inc.	171,096
68,986	PepsiCo Inc.	3,986,701

	Total Beverages	10,027,535

Food & Staples Retailing — 2.4%
15,356	Albertson’s Inc.	394,189
19,702	Costco Wholesale Corp.	1,067,060
34,035	CVS Corp.	1,016,625
30,207	Kroger Co. *	615,015
18,726	Safeway Inc.	470,397
5,671	SUPERVALU INC.	174,780
25,787	Sysco Corp.	826,473
104,016	Wal-Mart Stores Inc.	4,913,716
42,142	Walgreen Co.	1,817,585
5,784	Whole Foods Market Inc.	384,289

	Total Food & Staples Retailing	11,680,129

Food Products — 1.1%
27,224	Archer-Daniels-Midland Co.	916,087
7,673	Campbell Soup Co.	248,605
21,621	ConAgra Foods Inc.	463,987
5,625	Dean Foods Co.	218,419
14,831	General Mills Inc.	751,635
13,950	H.J. Heinz Co.	528,984
7,462	Hershey Co.	389,740
10,467	Kellogg Co.	460,967
5,522	McCormick & Co. Inc., Non Voting Shares	186,975
31,651	Sara Lee Corp.	565,920
10,492	Tyson Foods Inc., Class A Shares	144,160
7,389	Wm. Wrigley Jr. Co.	472,896

	Total Food Products	5,348,375

Household Products — 2.1%
6,250	Clorox Co.	374,063
21,459	Colgate-Palmolive Co.	1,225,309
19,188	Kimberly-Clark Corp.	1,109,066
136,953	Procter & Gamble Co.	7,891,232

	Total Household Products	10,599,670

Personal Products — 0.2%
3,145	Alberto-Culver Co.	139,103
18,758	Avon Products Inc.	584,687
4,962	Estee Lauder Cos. Inc., Class A Shares	184,537

	Total Personal Products	908,327

Tobacco — 1.4%
86,897	Altria Group Inc.	6,157,521
3,563	Reynolds American Inc.	375,896
6,811	UST Inc.	283,338

	Total Tobacco	6,816,755

	TOTAL CONSUMER STAPLES	45,380,791

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

ENERGY — 9.6%
Energy Equipment & Services — 1.9%
14,251	Baker Hughes Inc.	$974,768
13,498	BJ Services Co.	467,031
21,495	Halliburton Co.	1,569,565
6,579	Nabors Industries Ltd. *	470,925
7,274	National-Oilwell Varco Inc. *	466,409
5,715	Noble Corp.	463,486
4,552	Rowan Cos. Inc.	200,106
24,603	Schlumberger Ltd.	3,114,002
13,573	Transocean Inc. *	1,089,912
14,523	Weatherford International Ltd. *	664,427

	Total Energy Equipment & Services	9,480,631

Oil, Gas & Consumable Fuels — 7.7%
3,333	Amerada Hess Corp.	474,619
9,595	Anadarko Petroleum Corp.	969,191
13,754	Apache Corp.	901,025
15,650	Burlington Resources Inc.	1,438,391
15,558	Chesapeake Energy Corp.	488,677
92,731	Chevron Corp.	5,375,616
57,399	ConocoPhillips	3,624,747
18,398	Devon Energy Corp.	1,125,406
27,450	El Paso Corp.	330,773
10,099	EOG Resources Inc.	727,128
254,361	Exxon Mobil Corp.	15,480,410
4,830	Kerr-McGee Corp.	461,168
4,382	Kinder Morgan Inc.	403,100
15,273	Marathon Oil Corp.	1,163,344
6,876	Murphy Oil Corp.	342,562
17,937	Occidental Petroleum Corp.	1,661,863
5,544	Sunoco Inc.	430,048
25,892	Valero Energy Corp.	1,547,824
24,761	Williams Cos. Inc.	529,638
15,122	XTO Energy Inc.	658,866

	Total Oil, Gas & Consumable Fuels	38,134,396

	TOTAL ENERGY	47,615,027

FINANCIALS — 20.7%
Capital Markets — 3.4%
10,437	Ameriprise Financial Inc.	470,291
32,117	Bank of New York Co. Inc.	1,157,497
4,971	Bear Stearns Cos. Inc.	689,478
42,965	Charles Schwab Corp.	739,428
17,401	E*TRADE Financial Corp. *	469,479
3,507	Federated Investors Inc., Class B Shares	136,948
6,355	Franklin Resources Inc.	598,895
18,154	Goldman Sachs Group Inc.	2,849,452
8,943	Janus Capital Group Inc.	207,209
11,288	Lehman Brothers Holdings Inc.	1,631,455
17,253	Mellon Financial Corp.	614,207
38,252	Merrill Lynch & Co. Inc.	3,012,727
44,711	Morgan Stanley	2,808,745
7,714	Northern Trust Corp.	404,985
13,866	State Street Corp.	837,922
5,484	T. Rowe Price Group Inc.	428,904

	Total Capital Markets	17,057,622

Commercial Banks — 5.8%
14,389	AmSouth Bancorp.	389,222
193,478	Bank of America Corp.	8,810,988
22,349	BB&T Corp.	876,081
6,778	Comerica Inc.	392,921

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Commercial Banks — 5.8% (continued)
5,147	Compass Bancshares Inc.	$260,490
23,136	Fifth Third Bancorp.	910,633
5,246	First Horizon National Corp.	218,496
10,340	Huntington Bancshares Inc.	249,504
16,870	KeyCorp	620,816
3,304	M&T Bank Corp.	377,119
8,739	Marshall & Ilsley Corp.	380,846
22,792	National City Corp.	795,441
19,806	North Fork Bancorporation Inc.	571,007
12,169	PNC Financial Services Group Inc.	819,095
19,001	Regions Financial Corp.	668,265
15,477	SunTrust Banks Inc.	1,126,107
13,043	Synovus Financial Corp.	353,335
74,985	U.S. Bancorp	2,287,042
67,587	Wachovia Corp.	3,788,251
69,781	Wells Fargo & Co.	4,456,912
4,291	Zions Bancorporation	354,994

	Total Commercial Banks	28,707,565

Consumer Finance — 0.9%
51,555	American Express Co.	2,709,215
12,538	Capital One Financial Corp.	1,009,560
17,376	SLM Corp.	902,510

	Total Consumer Finance	4,621,285

Diversified Financial Services — 3.6%
8,319	CIT Group Inc.	445,233
207,830	Citigroup Inc.	9,815,811
145,192	JPMorgan Chase & Co.	6,045,795
10,129	Moody's Corp.	723,818
11,638	Principal Financial Group Inc.	567,934

	Total Diversified Financial Services	17,598,591

Insurance — 4.5%
13,421	ACE Ltd.	698,026
20,744	AFLAC Inc.	936,177
26,856	Allstate Corp.	1,399,466
4,394	Ambac Financial Group Inc.	349,762
108,121	American International Group Inc.	7,145,717
13,406	Aon Corp.	556,483
8,325	Chubb Corp.	794,538
7,250	Cincinnati Financial Corp.	305,007
15,688	Genworth Financial Inc., Class A Shares	524,450
12,594	Hartford Financial Services Group Inc.	1,014,447
5,680	Jefferson-Pilot Corp.	317,739
7,213	Lincoln National Corp.	393,758
5,650	Loews Corp.	571,780
22,777	Marsh & McLennan Cos. Inc.	668,733
5,560	MBIA Inc.	334,323
31,560	MetLife Inc.	1,526,557
8,190	Progressive Corp.	853,889
20,611	Prudential Financial Inc.	1,562,520
5,133	SAFECO Corp.	257,728
28,977	St. Paul Travelers Cos. Inc.	1,210,949
4,313	Torchmark Corp.	246,272
12,435	UnumProvident Corp.	254,669
7,263	XL Capital Ltd., Class A Shares	465,631

	Total Insurance	22,388,621

Real Estate — 0.9%
4,021	Apartment Investment and Management Co., Class A Shares	188,585
8,881	Archstone-Smith Trust	433,126
3,720	Boston Properties Inc.	346,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Real Estate — 0.9% (continued)
16,912	Equity Office Properties Trust	$567,905
12,093	Equity Residential	565,832
8,325	Kimco Realty Corp.	338,328
7,675	Plum Creek Timber Co. Inc.	283,438
10,138	ProLogis	542,383
3,442	Public Storage Inc.	279,594
7,617	Simon Property Group Inc.	640,894
4,941	Vornado Realty Trust	474,336

	Total Real Estate	4,661,311

Thrifts & Mortgage Finance — 1.6%
25,108	Countrywide Financial Corp.	921,463
40,302	Fannie Mae	2,071,523
28,772	Freddie Mac	1,755,092
10,662	Golden West Financial Corp.	723,950
3,644	MGIC Investment Corp.	242,800
14,871	Sovereign Bancorp Inc.	325,824
41,391	Washington Mutual Inc.	1,764,084

	Total Thrifts & Mortgage Finance	7,804,736

	TOTAL FINANCIALS	102,839,731

HEALTH CARE — 12.7% Biotechnology — 1.4%
48,659	Amgen Inc. *	3,539,942
7,631	Applera Corp. - Applied Biosystems Group	207,105
14,327	Biogen Idec Inc. *	674,802
4,554	Chiron Corp. *	208,619
10,840	Genzyme Corp. *	728,665
19,249	Gilead Sciences Inc. *	1,197,673
10,637	MedImmune Inc. *	389,101

	Total Biotechnology	6,945,907

Health Care Equipment & Supplies — 2.0%
2,239	Bausch & Lomb Inc.	142,624
27,002	Baxter International Inc.	1,047,948
10,298	Becton, Dickinson, & Co.	634,151
10,292	Biomet Inc.	365,572
24,630	Boston Scientific Corp. *	567,721
4,331	C.R. Bard Inc.	293,685
5,139	Fisher Scientific International Inc. *	349,709
14,110	Guidant Corp.	1,101,426
6,697	Hospira Inc. *	264,264
50,258	Medtronic Inc.	2,550,593
2,168	Millipore Corp. *	158,394
5,446	PerkinElmer Inc.	127,818
15,264	St. Jude Medical Inc. *	625,824
12,167	Stryker Corp.	539,485
6,752	Thermo Electron Corp. *	250,432
4,352	Waters Corp. *	187,789
10,317	Zimmer Holdings Inc. *	697,429

	Total Health Care Equipment & Supplies	9,904,864

Health Care Providers & Services — 3.0%
23,672	Aetna Inc.	1,163,242
8,703	AmerisourceBergen Corp.	420,094
17,570	Cardinal Health Inc.	1,309,316
18,680	Caremark Rx Inc. *	918,682
5,041	CIGNA Corp.	658,455
6,675	Coventry Health Care Inc. *	360,317
6,095	Express Scripts Inc. *	535,751
16,986	HCA Inc.	777,789
10,020	Health Management Associates Inc., Class A Shares	216,131
6,808	Humana Inc. *	358,441

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Health Care Providers & Services — 3.0% (continued)
8,296	IMS Health Inc.	$213,788
5,218	Laboratory Corp. of America Holdings *	305,149
3,292	Manor Care Inc.	146,000
12,746	McKesson Corp.	664,449
12,675	Medco Health Solutions Inc. *	725,263
5,773	Patterson Cos. Inc. *	203,210
6,774	Quest Diagnostics Inc.	347,506
19,583	Tenet Healthcare Corp. *	144,523
56,474	UnitedHealth Group Inc.	3,154,638
27,481	WellPoint Inc. *	2,127,854

	Total Health Care Providers & Services	14,750,598

Pharmaceuticals — 6.3%
64,065	Abbott Laboratories (a)	2,720,841
6,314	Allergan Inc.	685,069
4,404	Barr Pharmaceuticals Inc. *	277,364
81,536	Bristol-Myers Squibb Co.	2,006,601
47,051	Eli Lilly & Co.	2,601,920
13,569	Forest Laboratories Inc. *	605,584
123,918	Johnson & Johnson	7,338,424
10,080	King Pharmaceuticals Inc. *	173,880
91,065	Merck & Co. Inc.	3,208,220
9,102	Mylan Laboratories Inc.	212,987
306,372	Pfizer Inc.	7,634,790
61,603	Schering-Plough Corp.	1,169,841
4,232	Watson Pharmaceuticals Inc. *	121,628
55,966	Wyeth	2,715,470

	Total Pharmaceuticals	31,472,619

	TOTAL HEALTH CARE	63,073,988

INDUSTRIALS — 11.3% Aerospace & Defense — 2.3%
33,327	Boeing Co.	2,597,173
16,667	General Dynamics Corp.	1,066,355
5,139	Goodrich Corp.	224,112
34,585	Honeywell International Inc.	1,479,200
5,050	L-3 Communications Holdings Inc.	433,239
14,918	Lockheed Martin Corp.	1,120,789
14,602	Northrop Grumman Corp.	997,171
18,576	Raytheon Co.	851,524
7,174	Rockwell Collins Inc.	404,255
42,280	United Technologies Corp.	2,450,972

	Total Aerospace & Defense	11,624,790

Air Freight & Logistics — 1.0%
12,628	FedEx Corp.	1,426,206
2,532	Ryder System Inc.	113,383
45,474	United Parcel Service Inc., Class B Shares	3,609,726

	Total Air Freight & Logistics	5,149,315

Airlines — 0.1%
29,485	Southwest Airlines Co.	530,435

Building Products — 0.2%
7,422	American Standard Cos. Inc.	318,107
17,334	Masco Corp.	563,182

	Total Building Products	881,289

Commercial Services & Supplies — 0.7%
9,130	Allied Waste Industries Inc. *	111,751
4,600	Avery Dennison Corp.	269,008
41,979	Cendant Corp.	728,336
5,727	Cintas Corp.	244,085

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Commercial Services & Supplies — 0.7% (continued)
5,389	Equifax Inc.	$200,686
5,158	Monster Worldwide Inc. *	257,178
9,452	Pitney Bowes Inc.	405,774
8,993	R.R. Donnelley & Sons Co.	294,251
7,141	Robert Half International Inc.	275,714
22,997	Waste Management Inc.	811,794

	Total Commercial Services & Supplies	3,598,577

Construction & Engineering — 0.1%
3,615	Fluor Corp.	310,167

Electrical Equipment — 0.5%
7,157	American Power Conversion Corp.	165,398
3,823	Cooper Industries Ltd., Class A Shares	332,219
17,131	Emerson Electric Co.	1,432,665
7,379	Rockwell Automation Inc.	530,624

	Total Electrical Equipment	2,460,906

Industrial Conglomerates — 4.1%
31,449	3M Co.	2,380,375
434,191	General Electric Co.	15,101,163
5,511	Textron Inc.	514,672
83,918	Tyco International Ltd.	2,255,716

	Total Industrial Conglomerates	20,251,926

Machinery — 1.5%
27,933	Caterpillar Inc.	2,005,869
1,934	Cummins Inc.	203,264
9,878	Danaher Corp.	627,747
9,864	Deere & Co.	779,749
8,466	Dover Corp.	411,109
6,166	Eaton Corp.	449,933
8,539	Illinois Tool Works Inc.	822,391
13,635	Ingersoll-Rand Co., Ltd., Class A Shares	569,807
7,691	ITT Industries Inc.	432,388
2,569	Navistar International Corp. *	70,853
7,048	PACCAR Inc.	496,743
5,202	Pall Corp.	162,250
4,974	Parker Hannifin Corp.	400,954

	Total Machinery	7,433,057

Road & Rail — 0.8%
15,530	Burlington Northern Santa Fe Corp.	1,294,115
9,137	CSX Corp.	546,393
17,164	Norfolk Southern Corp.	928,057
11,032	Union Pacific Corp.	1,029,837

	Total Road & Rail	3,798,402

Trading Companies & Distributors — 0.0%
3,184	W. W. Grainger Inc.	239,914

	TOTAL INDUSTRIALS	56,278,778

INFORMATION TECHNOLOGY — 15.4% Communications Equipment — 3.0%
4,876	ADC Telecommunications Inc. *	124,777
6,635	Andrew Corp. *	81,478
17,365	Avaya Inc. *	196,224
24,344	Ciena Corp. *	126,832
256,204	Cisco Systems Inc. *	5,551,941
8,411	Comverse Technology Inc. *	197,911
64,372	Corning Inc. *	1,732,250
69,795	JDS Uniphase Corp. *	291,045
186,089	Lucent Technologies Inc. *	567,571
104,079	Motorola Inc.	2,384,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Communications Equipment — 3.0% (continued)
68,965	QUALCOMM Inc.	$3,490,319
18,753	Tellabs Inc. *	298,173

	Total Communications Equipment	15,042,971

Computers & Peripherals — 3.6%
35,463	Apple Computer Inc. *	2,224,239
97,963	Dell Inc. *	2,915,379
98,963	EMC Corp. *	1,348,866
11,004	Gateway Inc. *	24,099
117,771	Hewlett-Packard Co.	3,874,666
65,286	International Business Machines Corp.	5,384,136
4,513	Lexmark International Inc., Class A Shares *	204,800
7,586	NCR Corp. *	317,019
15,579	Network Appliance Inc. *	561,311
6,719	QLogic Corp. *	130,013
144,110	Sun Microsystems Inc. *	739,284

	Total Computers & Peripherals	17,723,812

Electronic Equipment & Instruments — 0.3%
17,853	Agilent Technologies Inc. *	670,380
7,270	Jabil Circuit Inc. *	311,592
5,933	Molex Inc.	196,976
22,159	Sanmina-SCI Corp. *	90,852
38,081	Solectron Corp. *	152,324
10,534	Symbol Technologies Inc.	111,450
3,398	Tektronix Inc.	121,342

	Total Electronic Equipment & Instruments	1,654,916

Internet Software & Services — 1.1%
8,379	Google Inc., Class A Shares *	3,267,810
10,035	VeriSign Inc. *	240,740
52,613	Yahoo! Inc. *	1,697,295

	Total Internet Software & Services	5,205,845

IT Services — 1.0%
4,906	Affiliated Computer Services Inc., Class A Shares *	292,692
24,132	Automatic Data Processing Inc.	1,102,350
7,765	Computer Sciences Corp. *	431,346
5,823	Convergys Corp. *	106,037
21,424	Electronic Data Systems Corp.	574,806
31,941	First Data Corp.	1,495,477
7,682	Fiserv Inc. *	326,869
13,908	Paychex Inc.	579,407
5,490	Sabre Holdings Corp., Class A Shares	129,180
14,238	Unisys Corp. *	98,100

	Total IT Services	5,136,264

Office Electronics — 0.1%
38,779	Xerox Corp. *	589,441

Semiconductors & Semiconductor Equipment — 2.9%
20,083	Advanced Micro Devices Inc. *	665,952
14,961	Altera Corp. *	308,795
15,246	Analog Devices Inc.	583,769
65,950	Applied Materials Inc.	1,154,784
12,286	Applied Micro Circuits Corp. *	50,004
18,341	Broadcom Corp., Class A Shares *	791,598
17,088	Freescale Semiconductor Inc., Class B Shares *	474,534
244,958	Intel Corp.	4,739,937
8,308	KLA-Tencor Corp.	401,775
12,729	Linear Technology Corp.	446,533
16,310	LSI Logic Corp. *	188,544
13,350	Maxim Integrated Products Inc.	495,953
25,766	Micron Technology Inc. *	379,276

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 2.9% (continued)
14,053	National Semiconductor Corp.	$391,236
5,606	Novellus Systems Inc. *	134,544
7,127	NVIDIA Corp. *	408,092
7,735	PMC-Sierra Inc. *	95,063
8,248	Teradyne Inc. *	127,926
66,636	Texas Instruments Inc.	2,163,671
14,356	Xilinx Inc.	365,504

	Total Semiconductors & Semiconductor Equipment	14,367,490

Software — 3.4%
24,976	Adobe Systems Inc.	872,162
9,610	Autodesk Inc.	370,177
8,861	BMC Software Inc. *	191,929
18,999	CA Inc.	516,963
7,431	Citrix Systems Inc. *	281,635
15,879	Compuware Corp. *	124,332
12,650	Electronic Arts Inc. *	692,208
7,349	Intuit Inc. *	390,893
370,178	Microsoft Corp.	10,072,543
16,216	Novell Inc. *	124,539
156,904	Oracle Corp. *	2,148,016
4,626	Parametric Technology Corp. *	75,543
43,442	Symantec Corp. *	731,129

	Total Software	16,592,069

	TOTAL INFORMATION TECHNOLOGY	76,312,808

MATERIALS — 3.0% Chemicals — 1.5%
9,266	Air Products & Chemicals Inc.	622,583
2,967	Ashland Inc.	210,894
40,282	Dow Chemical Co.	1,635,449
38,306	E.I. du Pont de Nemours & Co.	1,616,896
3,399	Eastman Chemical Co.	173,961
7,591	Ecolab Inc.	289,976
5,154	Engelhard Corp.	204,150
4,701	Hercules Inc. *	64,874
3,287	International Flavors & Fragrances Inc.	112,810
11,216	Monsanto Co.	950,556
6,885	PPG Industries Inc.	436,165
13,441	Praxair Inc.	741,271
5,996	Rohm & Haas Co.	293,025
2,784	Sigma-Aldrich Corp.	183,159
973	Tronox Inc., Class B Shares *	16,531

	Total Chemicals	7,552,300

Construction Materials — 0.1%
4,181	Vulcan Materials Co.	362,284

Containers & Packaging — 0.2%
4,342	Ball Corp.	190,310
4,384	Bemis Co. Inc.	138,447
5,966	Pactiv Corp. *	146,405
3,390	Sealed Air Corp.	196,179
4,616	Temple-Inland Inc.	205,643

	Total Containers & Packaging	876,984

Metals & Mining — 0.9%
36,301	Alcoa Inc.	1,109,358
3,599	Allegheny Technologies Inc.	220,187
7,683	Freeport-McMoRan Copper & Gold Inc., Class B Shares	459,213
18,603	Newmont Mining Corp.	965,310
6,471	Nucor Corp.	678,096
8,475	Phelps Dodge Corp.	682,492

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Metals & Mining — 0.9% (continued)
4,529	United States Steel Corp.	$274,820

	Total Metals & Mining	4,389,476

Paper & Forest Products — 0.3%
20,511	International Paper Co.	709,065
4,415	Louisiana-Pacific Corp.	120,088
7,556	MeadWestvaco Corp.	206,354
10,129	Weyerhaeuser Co.	733,644

	Total Paper & Forest Products	1,769,151

	TOTAL MATERIALS	14,950,195

TELECOMMUNICATION SERVICES — 3.3% Diversified Telecommunication Services — 2.4%
161,547	AT&T Inc. (a)	4,368,231
74,858	BellSouth Corp.	2,593,830
5,455	CenturyTel Inc.	213,400
13,667	Citizens Communications Co.	181,361
64,592	Qwest Communications International Inc. *	439,225
121,868	Verizon Communications Inc.	4,150,824

	Total Diversified Telecommunication Services	11,946,871

Wireless Telecommunication Services — 0.9%
16,155	ALLTEL Corp.	1,046,036
123,553	Sprint Nextel Corp.	3,192,610

	Total Wireless Telecommunication Services	4,238,646

	TOTAL TELECOMMUNICATION SERVICES	16,185,517

UTILITIES — 3.1% Electric Utilities — 1.5%
6,795	Allegheny Energy Inc. *	230,011
16,394	American Electric Power Co. Inc.	557,724
8,305	Cinergy Corp.	377,130
13,566	Edison International	558,648
8,654	Entergy Corp.	596,607
27,782	Exelon Corp.	1,469,668
13,734	FirstEnergy Corp.	671,592
16,910	FPL Group Inc.	678,767
4,129	Pinnacle West Capital Corp.	161,444
15,832	PPL Corp.	465,461
10,505	Progress Energy Inc.	462,010
30,885	Southern Co.	1,012,101

	Total Electric Utilities	7,241,163

Gas Utilities — 0.0%
1,840	Nicor Inc.	72,790
1,597	Peoples Energy Corp.	56,917

	Total Gas Utilities	129,707

Independent Power Producers & Energy Traders — 0.6%
27,314	AES Corp. *	465,977
7,430	Constellation Energy Group Inc.	406,495
38,648	Duke Energy Corp.	1,126,589
12,545	Dynegy Inc., Class A Shares *	60,216
19,268	TXU Corp.	862,436

	Total Independent Power Producers & Energy Traders	2,921,713

Multi-Utilities — 1.0%
8,525	Ameren Corp.	424,716
12,913	CenterPoint Energy Inc.	154,052
9,192	CMS Energy Corp. *	119,036
10,219	Consolidated Edison Inc.	444,527
14,469	Dominion Resources Inc.	998,795

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)		March 31, 2006
SHARES	SECURITY	VALUE

Multi-Utilities — 1.0% (continued)
7,404	DTE Energy Co.	$296,826
7,270	KeySpan Corp.	297,125
11,352	NiSource Inc.	229,537
14,378	PG&E Corp.	559,304
10,439	Public Service Enterprise Group Inc.	668,514
10,760	Sempra Energy	499,910
8,675	TECO Energy Inc.	139,841
16,814	Xcel Energy Inc.	305,174

	Total Multi-Utilities	5,137,357

	TOTAL UTILITIES	15,429,940

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $435,656,229)	489,724,246

FACE AMOUNT

SHORT-TERM INVESTMENTS — 1.1% Repurchase Agreement — 1.0%
$ 5,138,000	State Street Bank & Trust Co. dated 3/31/06, 4.050% due 4/3/06; Proceeds at
	maturity - $5,139,734; (Fully collateralized by U.S. Treasury Note,
	5.500% due 5/15/09; Market value - $5,245,688) (a)
	(Cost — $5,138,000)	5,138,000

U.S. Government Obligation — 0.1%
615,000	U.S. Treasury Bills, 4.521% to 4.580% due 6/15/06 (b)(c)
	(Cost — $609,398)	609,439

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $5,747,398)	5,747,439

	TOTAL INVESTMENTS — 99.8% (Cost — $441,403,627#)	495,471,685
	Other Assets in Excess of Liabilities — 0.2%	899,525

	TOTAL NET ASSETS — 100.0%	$496,371,210

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Rate shown represents yield-to-maturity.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney S&P 500 Index Fund was renamed Legg Mason Partners S&P 500 Index Fund (the “Fund”), a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments
At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:
Gross unrealized appreciation	$111,943,626
Gross unrealized depreciation	(57,875,568)
Net unrealized appreciation	$54,068,058

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Buy:
S & P 500 Index	22	6/06	$7,209,266	$7,168,150	$(41,116)

ITEM 2.      CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS. Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer Date: May 30, 2006

By /s/ Kaprel Ozsolak Kaprel Ozsolak Chief Financial Officer Date: May 30, 2006